Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

8. Intangible assets

	Patents	Computer software	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2021	6,784	385	7,169
Additions	506	—	506
Disposals	—	(234)	(234)
At December 31, 2022	7,290	151	7,441
Accumulated amortization:
At December 31, 2021	4,439	320	4,759
Charge for the year	195	44	239
Disposals	—	(214)	(214)
Impairment	292	—	292
At December 31, 2022	4,926	150	5,076

Cost:
At December 31, 2022	7,290	151	7,441
Additions	474	—	474
At December 31, 2023	7,764	151	7,915
Accumulated amortization:
At December 31, 2022	4,926	150	5,076
Charge for the year	208	—	208
Impairment	503	—	503
At December 31, 2023	5,637	150	5,787

Net book value:
At December 31, 2023	2,127	1	2,128
At December 31, 2022	2,364	1	2,365

The Company regularly reviews its patent portfolio and during 2023 further development associated with a limited number of patents, relating mainly to preclinical drug candidates, was discontinued. Management concluded that this was an indication of impairment and an impairment charge of £0.5 million has been recognized, representing the aggregate carrying value of those patents as at December 31, 2023. This compared to an impairment charge of £0.3 million recognized as of December 31, 2022.